20. Employees benefits (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Current interest expense and service costs	R$ 213,201
Expense to be recognize		R$ 41,627	R$ 97,011	R$ 104,656
Interest cost rate		260,409	285,227
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Current interest expense and service costs		262,873	282,117	248,054
Amount received from GESP (undisputed amount)		(95,191)	(96,709)	(87,232)
Expense to be recognize		R$ 167,682	R$ 185,408	R$ 160,822
Interest cost rate	232,248
Expense to be recognize	R$ 232,248